REICH & TANG ASSET MANAGEMENT, LLC
1411 Broadway, 28th Floor
New York, NY 10018

August 28, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re:         New York Daily Tax Free Income Fund, Inc.
File Nos. 2-89264; 811-3955 CIK: 0000740372

Ladies and Gentlemen:

On behalf of New York Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 28, 2012.

Very truly yours,

New York Daily Tax Free Income Fund, Inc.

/s/ Christine Manna
By: Christine Manna
Secretary